Invested Assets and Investment Income - Schedule of Carrying Values and Fair Values of Invested Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of fair value measurement of assets [Line Items]
Debt securities	$ 212,149	$ 203,842	$ 224,139
Private placements	45,606	42,010	47,289
Other invested assets	45,680	42,803	35,291
Real estate	13,049	14,269	$ 14,269
Canadian Dollar Offered Rate [Member] | Interest Rate Benchmark Reform [Member]
Disclosure of fair value measurement of assets [Line Items]
Floating rate invested assets	167	173
Australia Dollars Bank Bill Swap Rate [Member] | Interest Rate Benchmark Reform [Member]
Disclosure of fair value measurement of assets [Line Items]
Private placements	198	199
Floating rate invested assets	16	15
New Zealand Dollars Bank Bill Market Rate [Member] | Interest Rate Benchmark Reform [Member]
Disclosure of fair value measurement of assets [Line Items]
Private placements	61	43
Private equity [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	15,445	14,153
Less than 1 year [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,294	1,787
Private placements	1,418	1,485
Less than 90 days [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,413	870
Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Private placements	45,606	42,010
Change in the fair value of these invested assets	49	(94)
Real estate own use property [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	2,591	2,852
Real estate own use property [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	2,716	3,008
Real estate own use property [Member] | Fair value [Member] | Insurance Contracts with Direct Participating Features [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	2,430	2,682
Real estate own use property [Member] | Carried at Cost [Member] | Insurance Contracts with Direct Participating Features [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	161	170
Alternative long-duration assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	41,434	38,460
Alternative long-duration assets [Member] | Power and infrastructure [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	14,950	12,751
Alternative long-duration assets [Member] | Timber and agriculture [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	5,719	5,979
Alternative long-duration assets [Member] | Energy [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	1,859	2,347
Alternative long-duration assets [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	3,461	3,230
Alternative long-duration assets [Member] | Less than 1 year [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets		1
Alternative long-duration assets [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	42,313	39,225
Cash and short-term securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Short-term securities with maturities of less than one year	6,162	4,148
Cash equivalents	7,832	8,711
Cash	6,344	6,294
Other [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets leveraged leases	3,790	3,840
SPPI qualifying [member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	360	302
SPPI non qualifying [member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	0	0
Private placements	115	98
Other invested assets	$ 539	$ 507